LOSS PER SHARE	12 Months Ended
Dec. 31, 2013
LOSS PER SHARE

NOTE 2. LOSS PER SHARE

The following table provides a reconciliation of the denominators of the basic and diluted per share computations:

(in thousand shares)	2011	2012	2013
Weighted average number of outstanding shares
Basic	54,268	50,720	50,720
Effect of dilutive securities
Employee share-based compensation	—	—	—

Diluted	54,268	50,720	50,720

Options to purchase 1,432 thousand, 1,444 thousand and 1,149 thousand shares of common stock were not included in dilutive securities for the years ended December 31, 2011, 2012 and 2013, respectively, as the effect would be anti-dilutive.